Commitments and Contingencies, detail (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Fixed non-cancellable revenues under time charter contracts [Abstract]
Year 1	$ 71,718
Year 2	1,982
Total	$ 73,700